Schedule of Investments February 28, 2022 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 80.7% (1)
Canada Crude Oil Pipelines - 12.7% (1)
Enbridge Inc.	893,416	$38,577,703
Gibson Energy Inc.	303,734	5,928,504
Pembina Pipeline Corporation	605,179	20,578,473
		65,084,680
Canada Natural Gas/Natural Gas Liquids Pipelines - 12.4% (1)
AltaGas Ltd.	582,862	12,839,059
Keyera Corp.	459,868	10,771,977
TC Energy Corporation	736,345	39,549,090
		63,160,126
United States Crude Oil Pipelines - 0.4% (1)
Plains GP Holdings, L.P.	162,006	1,832,288
United States Local Distribution Companies - 18.0% (1)
Atmos Energy Corporation	193,669	21,266,793
Chesapeake Utilities Corporation	36,501	4,852,808
New Jersey Resources Corporation	200,443	8,743,324
NiSource Inc.	708,423	20,494,677
Northwest Natural Holding Co.	63,709	3,313,505
ONE Gas, Inc.	111,296	9,247,585
South Jersey Industries, Inc.	233,122	7,909,829
Southwest Gas Corporation	125,525	8,904,743
Spire Inc.	107,461	7,211,708
		91,944,972
United States Natural Gas Gathering/Processing - 8.4% (1)
Antero Midstream Corp.	673,172	6,758,647
Archrock, Inc.	277,855	2,320,089
EnLink Midstream, LLC	536,172	4,771,931
Equitrans Midstream Corp.	832,245	5,334,690
Hess Midstream LP	26,688	852,949
Rattler Midstream LP	33,301	459,887
Targa Resources Corp.	344,306	22,507,283
		43,005,476
United States Natural Gas/Natural Gas Liquids Pipelines - 28.0% (1)
Cheniere Energy, Inc.	173,335	23,036,222
Kinder Morgan, Inc.	2,070,888	36,033,451
Kinetik Holdings, Inc.	6,674	453,832
National Fuel Gas Company	189,462	11,792,115
New Fortress Energy LLC	85,779	2,366,643
ONEOK, Inc.	472,637	30,863,196
The Williams Companies, Inc.	1,242,708	38,871,906
		143,417,365
United States Renewables and Power Infrastructure - 0.8% (1)
DT Midstream, Inc.	80,714	4,285,913
Total Common Stock
(Cost $335,911,849)		412,730,820

Master Limited Partnerships and Related Companies - 19.2% (1)
United States Crude Oil Pipelines - 1.8% (1)
BP Midstream Partners LP	40,229	669,008
Delek Logistics Partners LP	6,895	292,348
Genesis Energy, L.P.	92,033	1,099,795
NuStar Energy L.P.	81,375	1,298,745
PBF Logistics LP	20,355	272,146
Plains All American Pipeline, L.P.	385,735	4,077,219
Shell Midstream Partners, L.P.	101,749	1,423,469
		9,132,730
United States Natural Gas Gathering/Processing - 1.3% (1)
Crestwood Equity Partners LP	58,877	1,811,651
USA Compression Partners LP	41,331	724,532
Western Midstream Partners LP	163,666	4,261,863
		6,798,046
United States Natural Gas/Natural Gas Liquids Pipelines - 11.2% (1)
Cheniere Energy Partners, L.P.	40,386	2,180,440
DCP Midstream Partners, LP	76,506	2,530,818
Energy Transfer LP	2,146,487	21,765,378
Enterprise Products Partners L.P.	1,262,218	30,823,364
		57,300,000
United States Refined Product Pipelines - 4.9% (1)
CrossAmerica Partners LP	15,179	305,553
Global Partners LP	22,691	602,219
Holly Energy Partners, L.P.	37,834	628,801
Magellan Midstream Partners, L.P.	178,423	8,657,084
MPLX LP	315,552	10,343,795
Phillips 66 Partners LP	49,551	2,089,566
Sprague Resources LP	5,030	84,554
Sunoco LP	45,913	1,981,146
		24,692,718
Total Master Limited Partnerships and Related Companies
(Cost $76,676,314)		97,923,494

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03% (2)
(Cost $449,332)	449,332	449,332

Total Investments - 100.0% (1)
(Cost $413,037,495)		511,103,646
Other Assets in Excess of Liabilities, Net - 0.0%(1)		114,762
Total Net Assets - 100.0%(1)		$511,218,408

(1)	Calculated as a percentage of net assets.
(2)	Rate indicated is the current yield as of February 28, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$412,730,820	$-	$-	$412,730,820
Master Limited Partnerships	97,923,494	-	-	97,923,494
Short-Term Investment	449,332	-	-	449,332
Total Investments	$511,103,646	$-	$-	$511,103,646

Refer to the Fund's Schedule of Investments for additional industry information.